Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 13,276	$ 165,685	$ 123,163
Accounts receivable, net (including $69,746 and $146,087 from related parties as of September 30, 2023 and December 31, 2022, respectively)	4,303,366	4,797,564	2,662,168
Inventories	59,239	148,925	81,073
Prepayments and other current assets, net (including $966,676 and $1,102,861 to related parties as of September 30, 2023 and December 31, 2022, respectively)	1,367,548	1,758,917	2,176,713
Total current assets	5,743,429	6,871,091	5,069,481
Non-current assets
Deposits paid, net (including $523,296 and $758,445 to related parties as of September 30, 2023 and December 31, 2022, respectively)	605,609	1,121,302	2,306,160
Property and equipment, net	104,225	97,890	140,394
Intangible assets, net	198,806	370,926	2,281,790
Goodwill	431,323	454,201	1,406,289
Total Assets	7,373,846	9,287,942	11,688,636
Current liabilities
Accounts payable (including $124,987 and $80,426 to related parties as of September 30, 2023 and December 31, 2022, respectively)	683,967	688,822	239,492
Accrued liabilities	625,189	502,389	128,343
Bank and other borrowings - current	451,119	422,653	101,207
Income tax payable	7,352	38,879	25,726
Customer advances	71,315	139,334	382,518
Due to related parties		565,675	683,981
Total current liabilities	2,671,621	2,484,582	1,717,519
Non-current liabilities
Bank and other borrowings	188,326	58,438	188,218
Total Liabilities	3,039,215	2,788,033	2,224,282
Stockholders’ Equity
Common stock (150,000,000 shares authorized, 15,655,038 shares issued and outstanding as of September 30, 2023 and December 31, 2022)	15,655	15,655	15,655
Additional paid-in capital	11,061,233	11,061,233	11,061,233
Accumulated deficit and statutory reserves	(6,088,707)	(4,504,404)	(2,561,681)
Accumulated other comprehensive loss	(545,059)	(180,826)	544,305
Total Fortune Valley Treasures, Inc. stockholders’ equity	4,443,122	6,391,658	9,059,512
Noncontrolling interests	(108,491)	108,251	404,842
Total Stockholders’ Equity	4,334,631	6,499,909	9,464,354
Total Liabilities and Stockholders’ Equity	7,373,846	9,287,942	11,688,636
Related Party [Member]
Current assets
Due from related party			26,364
Non-current assets
Operating lease right-of-use assets	60,928	75,300	98,626
Current liabilities
Operating lease obligations, - current	10,855	16,629	22,666
Due to related parties	723,488	565,675
Non-current liabilities
Operating lease obligations, – non-current	41,005	55,056	77,934
Nonrelated Party [Member]
Non-current assets
Operating lease right-of-use assets	229,526	297,232	385,896
Current liabilities
Operating lease obligations, - current	98,336	110,201	133,586
Non-current liabilities
Operating lease obligations, – non-current	$ 138,263	$ 189,957	$ 240,611